UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:   March 31, 2013

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   	Michael James Gibson
Title:  	Managing Director, Chief Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:

_____________________
[Signature]

Toronto, Ontario, Canada	April 8, 2013
[City, State] 			[Date]



Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     Beutel, Goodman & Company Ltd.
                     Form 13F Information Table
                                                                                             Form 13F File Number
            31-Mar-13                                                                        28 - 11939

FX:                  1.0156
                                                       FX Total            Investment  Other    Voting Authority
Name of Issuer       Title of Class           CUSIP   (x $1000)     Shares Discretion   Mgr.         So Shared     None
Agrium Inc.                     Common       8916108     134,084  1,374,683      Sole         1,179,483          195,200
Bank of Nova Scotia             Common      64149107     812,492 13,959,861      Sole        11,752,192        2,207,669
Cameco Corp.                    Common    13321L108      220,877 10,641,507      Sole         9,003,907        1,637,600
CIBC                            Common     136069101     511,509  6,519,689      Sole         5,448,488        1,071,201
CDN National Railway            Common     136375102     400,812  3,986,924      Sole         3,377,704          609,220
Cdn. Natural Resource           Common     136385101     496,691 15,487,827      Sole        13,179,507        2,308,320
CDN Pacific Railway             Common    13645T100      277,664  2,127,628      Sole         1,818,568          309,060
Cenovus Energy Inc.             Common    15135U109      258,393  8,341,512      Sole         7,044,907        1,296,605
Encana                          Common     292505104     157,820  8,111,412      Sole         6,864,712        1,246,700
Magna Intl  Inc.                Common     559222401     458,366  7,796,304      Sole         6,568,589        1,227,715
Manulife Financial              Common    56501R106      418,638 28,420,375      Sole        23,858,720        4,561,655
Molson Coors Canada     ExchNonVot CLB     608711206     315,900  6,501,083      Sole         5,423,765        1,077,318
Open Text                       Common     683715106     132,668  2,244,142      Sole         1,928,742          315,400
Potash Corp. of Sask.           Common    73755L107      290,214  7,386,995      Sole         6,291,145        1,095,850
Rogers Communications Class BNonVoting     775109200     555,073 10,863,977      Sole         9,108,101        1,755,876
Royal Bank CDA                  Common     780087102     697,931 11,582,016      Sole         9,683,877        1,898,139
Talisman Energy Inc             Common    87425E103      237,064 19,385,051      Sole        16,335,517        3,049,534
Teck Resources Ltd.    Class B Sub Vtg     878742204     136,564  4,849,448      Sole         4,131,348          718,100
Telus Corp.                     Common    87971M103      653,519  9,459,999      Sole         7,962,089        1,497,910
Thomson Reuters Corp.           Common     884903105     159,301  4,908,552      Sole         4,194,787          713,765
Toronto Dominion Bank           Common    891160509      908,220 10,905,506      Sole         9,135,794        1,769,712

Total                                                  8,233,800




FORM 13F SUMMARY PAGE


Report Summary: March 31, 2013


Number of Other Included Managers: None

Form 13F Information Table Entry Total:	21

Form 13F Information Table Value Total:	8,233,800 (thousands)

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]





No. Form 13F File Number Name
28-11939

[Repeat as necessary.]